GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Jan. 02, 2021
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
Schedule of changes in net carrying amount of goodwill
Changes in the net carrying amount of goodwill for 2020 and 2019 by reportable segment were as follows:

(In millions)	Label and Graphic Materials	Retail Branding and Information Solutions	Industrial and Healthcare Materials	Total
Goodwill as of December 29, 2018	$415.5	$349.7	$176.6	$941.8
Translation adjustments	(7.7)	(.4)	(2.9)	(11.0)
Goodwill as of December 28, 2019	407.8	349.3	173.7	930.8
Acquisitions (1)	45.8	112.7	–	158.5
Translation adjustments	27.3	9.8	10.0	47.1
Goodwill as of January 2, 2021	$480.9	$471.8	$183.7	$1,136.4
(1)
Goodwill acquired in 2020 related to the acquisitions of Smartrac, which is included in our RBIS reportable segment, and ACPO, which is included in our LGM reportable segment. We expect the recognized goodwill related to the Smartrac acquisition not to be deductible for income tax purposes and the recognized goodwill related to the ACPO acquisition to be deductible for income tax purposes.

Summary of the amounts and weighted useful lives of finite-lived intangible assets

	Amount (in millions)	Weighted average amortization period (in years)
Patented and other developed technology	$62.5	11
Customer relationships	41.4	7
Trade names and trademarks	2.2	5

Schedule of finite-lived intangible assets

	2020			2019
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$373.3	$254.1	$119.2	$319.5	$238.7	$80.8
Patented and other developed technology	147.3	69.8	77.5	81.7	61.3	20.4
Trade names and trademarks	28.2	22.2	6.0	24.3	19.8	4.5
Other intangibles	.2	.2	–	.2	.2	–
Total	$549.0	$346.3	$202.7	$425.7	$320.0	$105.7

Estimated amortization expense for finite lived intangible assets

(In millions)	Estimated Amortization Expense
2021	$25.1
2022	24.0
2023	23.0
2024	21.2
2025	20.4